MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2016
Long-term Investments [Abstract]
MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS
MARKETABLE SECURITIES AND LONG-TERM INVESTMENTS
At December 31, 2015, marketable securities consisted of an equity security that had a cost basis of $8.7 million, with gross unrealized gains of $3.0 million which was included in "Accumulated other comprehensive loss" in the accompanying consolidated balance sheet. This marketable security was sold in its entirety in the second quarter of 2016. Proceeds and gross realized gains from the sale of the available-for-sale marketable security were $11.7 million and $3.1 million, respectively, for the year ended December 31, 2016.
Long-term investments consist of:

	December 31,
	2016	2015
	(In thousands)
Cost method investments	$55,355	$55,569
Total long-term investments	$55,355	$55,569

The Company has four cost method investments. The Company's largest cost method investment is a 21% interest in the voting common stock of Zhenai Inc. ("Zhenai"), a leading provider of online dating and matchmaking services in China. However, given that our interest relative to other shareholders is not significant, we do not have the ability to exercise significant influence over the operating and financial matters of Zhenai and this investment is accounted for as a cost method investment.